CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Net revenue:
Net revenue	$ 6,510	$ 6,833	$ 6,848
Costs and expenses:
Cost of revenue	2,975	3,368	3,126
Research and development	479	481	467
Selling, general and administrative	1,568	1,634	1,637
Total costs and expenses	5,022	5,483	5,230
Income from operations	1,488	1,350	1,618
Interest income	80	51	9
Interest expense	(96)	(95)	(84)
Other income (expense), net	49	33	(39)
Income before taxes, as reported	1,521	1,339	1,504
Provision for income taxes	232	99	250
Net Income	$ 1,289	$ 1,240	$ 1,254
Net income per share:
Net income per share - basic	$ 4.44	$ 4.22	$ 4.19
Net income per share - diluted	$ 4.43	$ 4.19	$ 4.18
Weighted Averge Shares Used In Computing Net Income Per Share
Basic (in shares)	290	294	299
Diluted (in shares)	291	296	300
Products
Net revenue:
Net revenue	$ 4,672	$ 5,051	$ 5,187
Costs and expenses:
Cost of revenue	2,024	2,428	2,242
Services and Other
Net revenue:
Net revenue	1,838	1,782	1,661
Costs and expenses:
Cost of revenue	$ 951	$ 940	$ 884